SHARE INCENTIVE PLAN (Share Options, Employees and non-executive directors) (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
SHARE INCENTIVE PLAN [Abstract]
Number of shares: Outstanding, October 1, 2011	11,310,872
Number of shares: Exercised	7,096,540
Number of shares: Forfeited	467,308
Number of shares: Outstanding, September 30, 2012	3,747,024	11,310,872
Number of shares: Expected to vest	460,925
Number of shares: Exercisable	3,072,504
Weighted-average exercise price: Outstanding, October 1, 2011	$ 0.65
Weighted-average exercise price: Exercised	$ 0.49
Weighted-average exercise price: Forfeited	$ 1.28
Weighted-average exercise price: Outstanding, September 30, 2012	$ 0.87	$ 0.65
Weighted-average exercise price: Expected to vest	$ 1.16
Weighted-average exercise price: Exercisable	$ 0.81
Weighted-average remaining contractual term (years): Outstanding, October 1, 2011	7 years	7 years 1 month 21 days
Weighted-average remaining contractual term (years): Outstanding, September 30, 2012	7 years	7 years 1 month 21 days
Weighted-average remaining contractual term (years): Expected to vest	8 years 2 months 5 days
Weighted-average remaining contractual term (years): Exercisable	6 years 8 months 27 days
Aggregated intrinsic value: Outstanding, October 1, 2011
Aggregated intrinsic value: Outstanding, September 30, 2012
Aggregated intrinsic value: Expected to vest
Aggregated intrinsic value: Exercisable
Weighted-average grant-date fair value of options granted	$ 0.0	$ 0.26	$ 0.87